SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Period-end MYR [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	4.64		4.64		4.18	4.02
Period-end HKD [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	7.85		7.85		7.80	7.75
Period-average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.52	4.20	4.36	4.13	4.14	4.20
Period-average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.85	7.78	7.84	7.77	7.77	7.76